DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2016
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Beginning	37,360	24,799	3,572
Received	1,350	11,450	1,649
Recognized as income during the year	(13,911)	(12,041)	(1,735)

Ending	24,799	24,208	3,486

Including: current portion	16,360	13,000	1,872